Income Taxes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Percentage of taxable income to the shareholders		90.00%
Number of years the company distributed sufficient taxable income in order to meet REIT distribution requirements		3 years
Number of subsequent taxable years		4 years
Tax cost basis of assets	$ 8,600,000,000	$ 8,500,000,000	$ 8,600,000,000	$ 9,000,000,000
The amount of cash paid during the current period for income, franchise and other taxes				2,800,000
Net refund recorded		500,000	2,100,000
Net deferred tax assets		57,600,000
Net operating loss carryforwards	90,500,000	25,700,000	90,500,000
Expiry of net operating loss carryforwards		2017 through 2030
Impairment charge	19,300,000		19,300,000
Lease liability charge	3,000,000
Term of cumulative pre-tax book loss			3 years
Valuation allowance	$ (58,322,000)	$ (57,607,000)	$ (58,322,000)	$ 0
Effective tax rate			37.59%
Statutory rate applied to pre-tax loss		34.00%
Percentage of dividend rate		90.00%